Subsequent Events (Details) $ / shares in Units, $ in Thousands	Feb. 23, 2022 $ / shares	Feb. 02, 2022 USD ($)	Jan. 28, 2022 m³	Dec. 31, 2021 m³
GAS-fifteen Ltd
Subsequent Events
LNG Cargo capacity (in cbm) per vessel				153,600
Common shares
Subsequent Events
Declaration of quarterly cash dividend (per share) | $ / shares	$ 0.15
Conversion to FSRU | GAS-fifteen Ltd
Subsequent Events
LNG Cargo capacity (in cbm) per vessel			153,600
Agreement for disposal of vessel | GasLog Services UK Ltd
Subsequent Events
Agreed sale value of vessel | $		$ 265,086